Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	(Mainly 33)
Computers and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rates	20.00%
Computers and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rates	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	(Mainly 6)
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rates	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rates	15.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual rates	15.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of the period of the lease or the life of the assets